UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03907

                     The Empire Builder Tax Free Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH                                     43219
--------------------------------------------------------------------------------
(Address of principal executive offices)                          (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 847-5886

Date of fiscal year end:   February 28, 2006

Date of reporting period:   August 31, 2005

Item 1. Reports to Stockholders.

     ------------------------- [LOGO] EMPIRE BUILDER -----------------------
                                   ----------

                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

Dear Shareholder,

      We are pleased to present The Empire Builder Tax Free Bond Fund Semi-Annual Report for the six months ended August 31, 2005.

      The portfolio continues to have a good year. For the period January 1 through August 31, 2005 the Builder portfolio was up 1.44%, while the Premier portfolio was up 1.52%. Last year we shortened the duration of the Fund, in order to reduce our maturity and interest rate risk for the portfolio. When the right opportunities present themselves, we will extend the maturity of the portfolio in an effort to enhance our returns. Since our Annual Report, the Federal Reserve has raised the Discount Rate four times, which now stands at 3.75%. We will continue to keep the average duration of the portfolio short in the near future to protect the capital of the Fund. We feel that inflation will increase, and the Federal Reserve Board will continue to raise the Federal Fund Rate in the near future.

      In our opinion, The Empire Builder Tax Free Bond Fund is well positioned for the next year. The no-load structure continues to offer value to the shareholder because there is no charge to purchase units. We also recommend our automatic investment program (also known as dollar cost averaging*) that allows you to follow a disciplined investment plan. Please call the customer service desk at 1-800-847-5886 for information on how to participate. We look forward to helping you meet your investment needs.

Sincerely,

/s/ Seth M. Glickenhaus
-----------------------
Seth M. Glickenhaus
President

-----------------------------------------------
          Average Annual Total Return
          ---------------------------
 As of June 30, 2005
                    1 Year    5 Year    10 Year
 Builder Class       3.98%     5.44%     4.93%
 Premier Class       4.16%     5.70%     5.17%
-----------------------------------------------

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information for the most recent month end, please call 1-800-847-5886.

*Dollar cost averaging does not insure a profit and does not protect against loss in declining markets. An investor should consider his or her financial ability to continue making additional investments through periods of low share price levels.

For more complete information on The Empire Builder Tax Free Bond Fund, you may request additional prospectuses by calling 1-800-547-5886. You should consider the fund's investment objectives, risk, charges and expenses carefully before you invest. Information about these and other important information is in the fund's prospectus which you should read carefully before investing.

The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).

Past performance does not guarantee future results.

              Not FDIC insured. May lose value. No bank guarantee.

Expense Examples (Unaudited):

As a shareholder of The Empire Builder Tax Free Bond Fund, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in The Empire Builder Tax Free Bond Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 through August 31, 2005.

Actual Return The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                            Beginning         Ending         Expense Paid       Expense Ratio
                                                          Account Value    Account Value     During Period*     During Period
                                                             3/1/05           8/31/05      3/1/05 - 8/31/05    3/1/05 - 8/31/05
                                                          -------------    -------------   ----------------    ----------------
The Empire Builder Tax Free Bond Fund    Builder Class      $1,000.00        $1,013.10           $6.09              1.20%
                                         Premier Class       1,000.00         1,014.10            5.08              1.00%

Hypothetical Return for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on The Empire Builder Tax Free Bond Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                            Beginning         Ending         Expense Paid       Expense Ratio
                                                          Account Value    Account Value     During Period*     During Period
                                                             3/1/05           8/31/05      3/1/05 - 8/31/05    3/1/05 - 8/31/05
                                                          -------------    -------------   ----------------    ----------------
The Empire Builder Tax Free Bond Fund    Builder Class      $1,000.00        $1,019.16           $6.11              1.20%
                                         Premier Class       1,000.00         1,020.16            5.09              1.00%

----------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

      The Empire Builder Tax Free Bond Fund invested, as a percentage of net assets, in the following sectors, as of August 31, 2005:

                                                Percent of
The Empire Builder Tax Free Bond Fund           Net Assets
-------------------------------------           ----------
New York City                                      17.6%
New York State Agencies                            49.4
Other New York State Bonds                         28.0
Puerto Rico                                         0.5
Short Term Investments                              4.6
                                                  -----
                                                  100.1%
                                                  =====

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                   Portfolio of Investments -- August 31, 2005
                                   (Unaudited)

                                                                                        Principal     Fair Value
Credit Ratings**   Municipal Securities (95.5%)                                           Amount       (Note 2)
----------------   ----------------------------                                         ---------     ----------
                   New York City (17.6%)
    Aaa/AAA        New York City Municipal Water Finance Authority,
                      Water & Sewer System Revenue, Series B, 5.80%,
                      6/15/2029, Callable 6/15/2007 @ 101, (MBIA) ...................  $ 5,000,000    $ 5,283,850
    Aaa/AAA        New York City Municipal Water Finance Authority,
                      Water & Sewer System Revenue, Series B, 5.75%,
                      6/15/2026, Prerefunded 6/15/2006 @ 101, (MBIA) ................    1,415,000      1,461,454
    Aaa/AAA        New York City, General Obligation, Series B, 5.25%,
                      8/1/2017, Callable 8/1/2007 @ 101, (AMBAC) ....................      750,000        785,768
    A1/AAA         New York City, General Obligation, Series B, 5.125%,
                      8/1/2019, Callable 8/1/2010 @ 101, (FGIC) .....................    2,000,000      2,152,680
    Aaa/AAA        New York City, General Obligation, Series B, 5.375%,
                      8/1/2022, Callable 8/1/2007 @ 101, (MBIA) .....................    1,235,000      1,295,552
    Aaa/AAA        New York City, General Obligation, Series B2,
                      Subseries B5, Variable Rate, 2.26%*, 8/15/2011,
                      Non Callable, (MBIA) (SPA - Bank of Nova Scotia) ..............    1,050,000      1,050,000
    Aaa/AAA        New York City, General Obligation, Series F, 6.00%,
                      8/1/2016, Prerefunded 8/1/2006 @ 101.50, (MBIA) ...............    3,590,000      3,746,739
    Aaa/AAA        New York City, General Obligation, Series H, Variable Rate,
                      2.26%*, 8/1/2013, Non Callable, (MBIA) ........................    1,800,000      1,800,000
    Aaa/AAA        New York City, Health & Hospitals Corporation,
                      Health System Revenue, Series A, 5.50%, 2/15/2018,
                      Callable 2/15/2012 @ 100, (FSA) ...............................    1,000,000      1,110,170
                                                                                                      -----------
                   Total New York City ..............................................                  18,686,213
                                                                                                      ===========
                   New York State Agencies (49.4%)
                   Long Island Power Authority (1.3%)
    Aaa/AAA        Long Island Power Authority, Electric System General
                      Revenue, Series A, 5.50%, 12/1/2012, Non Callable,
                      Escrowed to Maturity, (FSA) ...................................    1,210,000      1,377,537
                                                                                                      -----------
                   New York State Dormitory Authority (27.9%)
    A3/AA-         Albany County, Airport Project, State Service Contract,
                      5.25%, 4/1/2013, Prerefunded 4/1/2008 @ 101 ...................    1,200,000      1,280,772
    NR/AAA         Albany County, Airport Project, State Service Contract,
                      5.25%, 4/1/2017, Prerefunded 4/1/2008 @ 101, (MBIA) ...........    1,000,000      1,067,310
    Aaa/AAA        Albany County, Hospital Project, State Service Contract,
                      2.00%, 8/15/2006, Non Callable, (FHA) (FSA) ...................    1,250,000      1,234,438
    Aaa/AAA        Augustana Lutheran Home for the Aged, Series A,
                      5.50%, 8/1/2020, Callable 8/1/2010 @ 101, (FHA) (MBIA) ........      890,000        971,141
    Aaa/AAA        Augustana Lutheran Home for the Aged, Series A,
                      5.50%, 8/1/2030, Callable 8/1/2010 @ 101, (FHA) (MBIA) ........      750,000        813,105
    Aaa/AAA        Columbia University, Series B, 5.375%, 7/1/2018,
                      Callable 7/1/2012 @ 100 .......................................      500,000        559,305
    Aaa/AAA        Columbia University, Series B, 5.375%, 7/1/2019,
                      Callable 7/1/2012 @ 100 .......................................    1,000,000      1,116,040

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

                                                                                        Principal     Fair Value
Credit Ratings**   Municipal Securities (95.5%)                                           Amount       (Note 2)
----------------   ----------------------------                                         ---------     ----------
                   New York State Agencies--continued
                   New York State Dormitory Authority--continued
    Aaa/AAA        Columbia University, Series B, 5.375%, 7/1/2020,
                      Callable 7/1/2012 @ 100 .......................................  $ 1,000,000    $ 1,112,820
    Aaa/AAA        Lutheran Medical Center, 5.00%, 8/1/2016,
                      Callable 2/1/2013 @ 100, (MBIA) ...............................      985,000      1,066,558
    Aaa/AAA        New York Medical College, 5.25%, 7/1/2013,
                      Callable 7/1/2008 @ 101, (MBIA) ...............................    1,015,000      1,084,162
    Aaa/AAA        New York University, Series 2, 5.50%, 7/1/2018,
                      Callable 7/1/2011 @ 100, (AMBAC) ..............................      500,000        551,380
    NR/AAA         Park Ridge Housing, Inc., 6.375%, 8/1/2020,
                      Callable 8/1/2010 @ 100, (FNMA) (AMBAC) .......................    1,000,000      1,131,090
    NR/AAA         Park Ridge Housing, Inc., 6.50%, 8/1/2025,
                      Callable 8/1/2010 @ 100, (FNMA) (AMBAC) .......................    1,470,000      1,670,890
    Aaa/NR         Rochester Institute of Technology, Series A, 5.25%,
                      7/1/2016, Callable 7/1/2012 @ 100, (AMBAC) ....................    2,045,000      2,246,024
    Aaa/NR         Rochester Institute of Technology, Series A, 5.25%,
                      7/1/2017, Callable 7/1/2012 @ 100, (AMBAC) ....................    2,155,000      2,353,217
    Aaa/AAA        School Districts Financing, Series C, 5.25%, 4/1/2021,
                      Callable 10/1/2012 @ 100, (MBIA) ..............................    1,300,000      1,420,081
    Aaa/AAA        Special Acts School Districts Program, 6.00%, 7/1/2019,
                      Callable 7/1/06 @ 101, (MBIA) .................................    3,540,000      3,631,438
    NR/AAA         State University, 5.375%, 7/1/2021, Prerefunded
                      7/1/2008 @ 102 ................................................      325,000        352,420
    NR/AAA         State University, 5.375%, 7/1/2021, Prerefunded
                      7/1/2008 @ 102 ................................................      865,000        937,980
    Aaa/AAA        Upstate Community Colleges, Series A, 6.00%,
                      7/1/2019, Prerefunded 7/1/2010 @ 101, (FSA) ...................    1,000,000      1,136,030
    Aaa/AAA        Upstate Community Colleges, Series A, 6.00%,
                      7/1/2020, Prerefunded 7/1/2010 @ 101, (FSA) ...................      845,000        959,945
    NR/AAA         Westchester County, Court Facilities, 5.25%, 8/1/2018,
                      Callable 2/1/2009 @ 101, (MBIA) ...............................    2,800,000      2,974,188
                                                                                                      -----------
                   Total New York State Dormitory Authority .........................                  29,670,334
                                                                                                      ===========
                   New York State Environmental Facilities Corp. (1.5%)
    Aaa/AAA        State Water Pollution Control Revenue, Revolving Fund,
                      Pooled Loan, 5.90%, 1/15/2018, Prerefunded
                      1/15/2006 @ 102, (POL CTL-SRF) ................................      785,000        809,578
    Aaa/AAA        State Water Pollution Control Revenue, Revolving Fund,
                      Pooled Loan, 5.90%, 1/15/2018, Callable
                      1/15/2006 @ 102, (POL CTL-SRF) ................................      725,000        747,055
                                                                                                      -----------
                   Total New York State Environmental Facilities Corp. ..............                   1,556,633
                                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

                                                                                        Principal     Fair Value
Credit Ratings**   Municipal Securities (95.5%)                                           Amount       (Note 2)
----------------   ----------------------------                                         ---------     ----------
                   New York State Agencies--continued
                   New York State Metropolitan Transportation Authority (11.6%)
    Aaa/AAA        Metropolitan Transportation Authority, Transportation
                      Revenue, Series A, 5.00%, 11/15/2006,
                      Non Callable, (FSA) ...........................................  $12,000,000    $12,311,040
                                                                                                      -----------
                   New York State Power Authority (0.6%)
    Aa2/AA-        New York State Power Authority, Series A, 4.40%,
                      11/15/2007, Callable 12/15/2005 @ 100 .........................      600,000        602,442
                                                                                                      -----------
                   New York State Thruway Authority (5.6%)
    Aaa/AAA        Highway & Bridge Trust Fund Bonds, Series A, 5.25%,
                      4/1/2006, Non Callable, (FGIC) ................................    1,500,000      1,521,525
    Aaa/AAA        Highway & Bridge Trust Fund Bonds, Series A, 5.50%,
                      4/1/2014, Prerefunded 4/1/2011 @ 101, (FGIC) ..................    1,500,000      1,689,705
    Aaa/AAA        Highway & Bridge Trust Fund Bonds, Series B, 5.25%,
                      4/1/2017, Prerefunded 10/1/2011 @ 100, (MBIA) .................    2,500,000      2,779,175
                                                                                                      -----------
                   Total New York State Thruway Authority ...........................                   5,990,405
                                                                                                      -----------
                   New York State Urban Development Corp. (0.9%)
    A2/AA-         Empire State Development Corp., University Facilities
                      Grants, 6.00%, 1/1/2009, Non Callable .........................      905,000        984,450
                                                                                                      -----------
                   Total New York State Agencies ....................................                  52,492,841
                                                                                                      -----------
                   Other New York State Bonds (28.0%)
     A3/NR         Albany Housing Authority, Limited Obligation, 6.25%,
                      10/1/2012, Callable 10/1/2005 @ 102 ...........................    1,000,000      1,022,080
    Aaa/AAA        Babylon, General Obligation, 5.00%, 8/1/2006,
                      Non Callable, (AMBAC) .........................................    1,000,000      1,019,720
    Aaa/NR         Brentwood, Union Free School District, General
                      Obligation, 4.00%, 5/1/2020, Callable 5/1/2015 @ 100,
                      (MBIA) (State Aid Withholding) ................................      830,000        833,934
    Aaa/NR         Brentwood, Union Free School District, General
                      Obligation, 4.00%, 5/1/2021, Callable 5/1/2015 @ 100,
                      (MBIA) (State Aid Withholding) ................................    1,000,000      1,001,550
    Aaa/NR         Brentwood, Union Free School District, General
                      Obligation, 4.00%, 5/1/2022, Callable 5/1/2015 @ 100,
                      (MBIA) (State Aid Withholding) ................................    1,000,000        997,550
    Aaa/AAA        Buffalo, Municipal Water Finance Authority, Water System
                      Revenue, 5.75%, 7/1/2019, Callable 7/1/2006 @ 101, (FGIC) .....      500,000        514,405
    Aaa/AAA        Buffalo, Sewer System Revenue Authority, 4.00%,
                      7/1/2006, Non Callable, (FSA) .................................    1,095,000      1,105,983
    Aaa/NR         Corning, City School District, General Obligation, 5.00%,
                      6/15/2012, Non Callable, (FSA) ................................    1,000,000      1,100,490

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

                                                                                        Principal     Fair Value
Credit Ratings**   Municipal Securities (95.5%)                                           Amount       (Note 2)
----------------   ----------------------------                                         ---------     ----------
                   Other New York State Bonds--continued
    Aaa/NR         Corning, City School District, General Obligation, 5.00%,
                      6/15/2013, Callable 6/15/2012 @ 100, (FSA) ....................  $   970,000    $ 1,062,548
    Aaa/NR         Corning, City School District, General Obligation, 5.00%,
                      6/15/2014, Callable 6/15/2012 @ 100, (FSA) ....................      600,000        654,594
    Aa2/NR         Dutchess County, Public Improvement, General
                      Obligation, 3.50%, 12/15/2005, Non Callable ...................    1,365,000      1,368,167
    Aaa/AAA        Erie County, Industrial Development Agency, Buffalo
                      School District Project, 5.00%, 5/1/2006,
                      Non Callable, (FSA) ...........................................    3,175,000      3,221,609
    Aaa/AAA        Evans, General Obligation, 6.80%, 4/15/2012,
                      Non Callable, (AMBAC) .........................................      225,000        268,751
    Aaa/AAA        Evans, General Obligation, 6.80%, 4/15/2013,
                      Non Callable, (AMBAC) .........................................      225,000        273,204
    Aaa/NR         Fayetteville Manlius, Central School District, General
                      Obligation, 5.00%, 6/15/2016, Callable 6/15/2012 @ 101,
                      (FGIC) ........................................................      375,000        409,001
    Aaa/NR         Ilion, Central School District, General Obligation, Series B,
                      5.50%, 6/15/2015, Callable 6/15/2012 @ 101, (FGIC) ............      550,000        622,287
    Aaa/NR         Ilion, Central School District, General Obligation, Series B,
                      5.50%, 6/15/2016, Callable 6/15/2012 @ 101, (FGIC) ............      500,000        563,455
    Aaa/AAA        Mount Sinai, Union Free School District, General
                      Obligation, 6.20%, 2/15/2012, Non Callable, (AMBAC) ...........    1,065,000      1,230,852
    Aaa/AAA        Niagara Falls Public Water Authority, Water & Sewer
                      System Revenue, 5.50%, 7/15/2034, Prerefunded
                      7/15/2015 @ 100, (XLCA) .......................................      500,000        561,880
    Aaa/AAA        Niagara Falls Public Water Authority, Water and Sewer
                      System Revenue, Series A, 5.50%, 7/15/2028,
                      Callable 7/15/2006 @ 100, (MBIA) ..............................    1,000,000      1,021,240
    Aaa/AAA        North Hempstead, General Obligation, Series B, 6.375%,
                      4/1/2009, Non Callable, (FGIC) ................................      570,000        631,993
    Aaa/AAA        North Hempstead, General Obligation, Series B, 6.40%,
                      4/1/2010, Non Callable, (FGIC) ................................      560,000        632,044
    NR/AAA         Oneida County, Industrial Development Agency, Mohawk
                      Valley Network, St. Luke's Memorial Hospital, 5.00%,
                      1/1/2013, Callable 1/1/2008 @ 101, (FSA) ......................    2,000,000      2,091,480
    Aaa/NR         Oyster Bay, General Obligation, 5.00%, 3/15/2011,
                      Non Callable, (FSA) ...........................................      430,000        466,640
    Aaa/NR         Poughkeepsie Town, General Obligation, Series B, 2.00%,
                      12/15/2005, Non Callable, (MBIA) ..............................      610,000        608,414
    Aaa/NR         Southern Cayuga Central School District, General
                      Obligation, 5.00%, 5/15/2014, Callable 5/15/2012 @ 100,
                      (FSA) .........................................................      400,000        435,996

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

                                                                                        Principal     Fair Value
Credit Ratings**   Municipal Securities (95.5%)                                           Amount       (Note 2)
----------------   ----------------------------                                         ---------     ----------
                   Other New York State Bonds--continued
    Aaa/AAA        Suffolk County, General Obligation, Series C, 5.00%,
                      9/15/2015, Callable 9/15/2008 @ 101, (FGIC) ...................    $ 965,000   $  1,028,072
    Aaa/AAA        Suffolk County, General Obligation, Series C, 5.00%,
                      9/15/2016, Callable 9/15/2008 @ 101, (FGIC) ...................      550,000        584,793
    Aaa/AAA        Suffolk County, General Obligation, Series C, 5.00%,
                      9/15/2017, Callable 9/15/2008 @ 101, (FGIC) ...................      480,000        509,506
    Aaa/AAA        Suffolk County, General Obligation, Series D, 5.00%,
                      11/1/2015, Callable 11/1/2008 @ 101, (FGIC) ...................    1,125,000      1,201,005
    Aaa/AAA        Suffolk County, General Obligation, Series D, 5.00%,
                      11/1/2016, Callable 11/1/2008 @ 101, (FGIC) ...................    1,110,000      1,182,572
    Aaa/AAA        Yonkers, General Obligation, Series A, 2.00%, 12/1/2005,
                      Non Callable, (MBIA) ..........................................      750,000        748,395
    Aaa/AAA        Yonkers, General Obligation, Series E, 5.00%, 12/1/2006,
                      Non Callable, (MBIA) ..........................................      750,000        769,695
                                                                                                     ------------
                   Total Other New York State Bonds .................................                  29,743,905
                                                                                                     ------------
                   Puerto Rico (0.5%)
     A3/A-         Puerto Rico Electric Power Authority, Revenue,
                      Series OO, 4.00%, 7/1/2006, Non Callable ......................      500,000        503,880
                                                                                                     ------------
                   Total Municipal Securities (Cost $97,578,584) ....................                 101,426,839
                                                                                                     ------------
                   Short Term Investments (4.6%)
                   Dreyfus New York Municipal Cash Management Fund ..................    4,910,000      4,910,000
                                                                                                     ------------
                   Total Short Term Investments (Cost $4,910,000) ...................                   4,910,000
                                                                                                     ------------
                   Total Investments (Cost $102,488,584) (a) -- 100.1% ..............                $106,336,839
                   Net Other Assets (Liabilities) -- (0.1%) .........................                    (101,929)
                                                                                                     ------------
                   NET ASSETS --100.0% ..............................................                $106,234,910
                                                                                                     ============

----------
** Credit Ratings given by Moody's Investors Service Inc. and Standard & Poor's Corporation (unaudited).

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

      Moody's      Standard & Poor's

        Aaa               AAA           Instrument  judged to be of the  highest
                                        quality and carrying the smallest amount of investment risk.

        Aa                AA            Instrument  judged to be of high quality
                                        by all standards.

         A                 A            Instrument judged to be adequate quality
                                        by all standards.

        Baa               BBB           Instrument judged to be moderate quality
                                        by all standards.

        NR NR Not Rated. In the opinion of the Investment Adviser, instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Abbreviations used in this statement:

AMBAC Insured as to principal and interest by the American Municipal Bond Assurance Corporation.

FGIC              Insured  as  to  principal   and  interest  by  the  Financial
                  Guarantee Insurance Corporation.

FHA               Insured by the Federal Housing Administration.

FNMA              Insured by the Federal National Mortgage Association.

FSA               Insured as to principal  and  interest by  Financial  Security
                  Assurance.

MBIA Insured as to principal and interest by the Municipal Bond Insurance Association.

POL CTL-SRF       Insured as to principal and interest by the Pollution  Control
                  State Revenue Fund.

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                       Statement of Assets and Liabilities
                                 August 31, 2005
                                   (Unaudited)

Assets:
   Investments in securities, at fair value (cost $102,488,584) (Note 2) ..............................              $106,336,839
   Interest and dividends receivable ..................................................................                 1,082,813
   Receivable for investments sold ....................................................................                 1,727,250
   Prepaid expenses and other assets ..................................................................                    63,149
                                                                                                                     ------------
     Total Assets ..............................................................                                      109,210,051
Liabilities:
   Payable to custodian for cash overdraft .....................................           $     22,892
   Dividends payable ...........................................................                 45,768
   Payable for investments purchased ...........................................              2,780,462
   Advisory fee payable (Note 4) ...............................................                 35,682
   Administration fee payable (Note 4) .........................................                 19,656
   Fund accounting fee payable (Note 4) ........................................                  5,237
   Compliance services fee payable (Note 4) ....................................                  4,167
   Transfer agency fee payable (Note 4) ........................................                 30,429
   Other accrued expenses ......................................................                 30,848
                                                                                           ------------
     Total Liabilities .........................................................                                        2,975,141
                                                                                                                     ------------
Net Assets .....................................................................                                     $106,234,910
                                                                                                                     ============
Net Assets:
   Capital ............................................................................................              $102,098,296
   Undistributed net investment income ................................................................                    77,525
   Accumulated realized gains (losses) from investments ...............................................                   210,834
   Net unrealized appreciation/depreciation from investments ..........................................                 3,848,255
                                                                                                                     ------------
     Net Assets .......................................................................................              $106,234,910
                                                                                                                     ============
Builder Class:
   Net Assets ..................................................................           $ 51,150,164
   Shares of Beneficial Interest Outstanding ...................................              2,875,697
                                                                                           ------------
   Builder Class -- Net Asset Value
     (offering and redemption price per share) .................................           $      17.79
                                                                                           ============
Premier Class:
   Net Assets ..................................................................           $ 55,084,746
   Shares of Beneficial Interest Outstanding ...................................              3,096,238
                                                                                           ------------
   Premier Class -- Net Asset Value
     (offering and redemption price per share) .................................           $      17.79
                                                                                           ============

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                             Statement of Operations
              For the Period March 1, 2005 through August 31, 2005
                                   (Unaudited)

Investment Income:
   Interest ..............................................................................................              $ 1,952,540
   Dividend ..............................................................................................                   11,910
                                                                                                                        -----------
   Total Investment Income ...............................................................................                1,964,450
Expenses:
   Advisory fees (Note 4) .......................................................              $   213,915
   Administration fees (Note 4) .................................................                  100,832
   Transfer agency fees (Builder Class) (Note 4) ................................                   75,552
   Transfer agency fees (Premier Class) (Note 4) ................................                   24,635
   Audit fees ...................................................................                   16,930
   Compliance services fees (Note 4) ............................................                   25,000
   Custody fees .................................................................                   22,979
   Fund accounting fees (Note 4) ................................................                   32,320
   Trustees' fees ...............................................................                   26,000
   Other fees ...................................................................                   61,971
                                                                                               -----------
     Total Expenses .............................................................                  600,134
     Less: Custody fee credit ...................................................                   (6,834)
                                                                                               -----------
   Total Net Expenses ....................................................................................                  593,300
                                                                                                                        -----------
Net Investment Income ....................................................................................                1,371,150
                                                                                                                        -----------
Realized/Unrealized Gains (Losses) on Investments
     (Notes 2 and 3)
   Net realized gains (losses) from investment transactions .....................                  106,695
   Change in net unrealized appreciation/depreciation
     from investment transactions ...............................................                  (23,007)
                                                                                               -----------
     Net realized/unrealized gains (losses) from investment transactions .................................                   83,688
                                                                                                                        -----------
Change in net assets resulting from operations ...........................................................              $ 1,454,838
                                                                                                                        ===========

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                       Statements of Changes in Net Assets

                                                                                   For the Period
                                                                                    March 1, 2005
                                                                                       through
                                                                                   August 31, 2005           Year Ended
                                                                                     (Unaudited)          February 28, 2005
                                                                                   ---------------        -----------------
From Investment Activities:
Operations:
Net investment income ....................................................          $   1,371,150           $   2,709,269
Net realized gains (losses) from investment transactions .................                106,695                 501,510
Change in unrealized appreciation/depreciation from
  investment transactions ................................................                (23,007)             (1,985,120)
                                                                                    -------------           -------------
  Change in net assets resulting from operations .........................              1,454,838               1,225,659
                                                                                    -------------           -------------
Distributions to shareholders from:
Net investment income -- Builder Class ...................................               (614,769)             (1,242,130)
Net investment income -- Premier Class ...................................               (721,036)             (1,456,573)
Net realized gains from investment transactions -- Builder Class .........                     --                (398,748)
Net realized gains from investment transactions -- Premier Class .........                     --                (424,895)
                                                                                    -------------           -------------
Total distributions ......................................................             (1,335,805)             (3,522,346)
                                                                                    -------------           -------------
Capital Transactions:
Proceeds from shares issued -- Builder Class .............................                512,166               2,263,421
Proceeds from shares issued -- Premier Class .............................                452,848               1,217,483
Dividends reinvested -- Builder Class ....................................                541,109               1,479,069
Dividends reinvested -- Premier Class ....................................                590,817               1,620,288
Value of shares redeemed -- Builder Class ................................             (2,181,753)             (5,932,632)
Value of shares redeemed -- Premier Class ................................             (2,333,818)             (6,368,780)
                                                                                    -------------           -------------
  Change in net assets from capital share transactions ...................             (2,418,631)             (5,721,151)
                                                                                    -------------           -------------
  Change in net assets ...................................................             (2,299,598)             (8,017,838)
Net Assets:
Beginning of period ......................................................            108,534,508             116,552,346
                                                                                    -------------           -------------
End of period ............................................................          $ 106,234,910           $ 108,534,508
                                                                                    =============           =============
Share Transactions:
Issued -- Builder Class ..................................................                 28,847                 126,398
Issued -- Premier Class ..................................................                 25,513                  68,205
Reinvested -- Builder Class ..............................................                 30,488                  82,927
Reinvested -- Premier Class ..............................................                 33,289                  90,826
Redeemed -- Builder Class ................................................               (122,999)               (332,368)
Redeemed -- Premier Class ................................................               (131,545)               (357,565)
                                                                                    -------------           -------------
Change in shares .........................................................               (136,407)               (321,577)
                                                                                    -------------           -------------
Undistributed net investment income ......................................          $      77,525           $      42,180
                                                                                    =============           =============

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                              Financial Highlights
      For a share of beneficial interest outstanding throughout each period

                                    For the Period
                                 March 1, 2005 Through        Year Ended              Year Ended              Year Ended
                                   August 31, 2005        -------------------     -------------------     -------------------
                                      (Unaudited)          February 28, 2005       February 29, 2004       February 28, 2003
                                  -------------------     -------------------     -------------------     -------------------
                                  Builder     Premier     Builder     Premier     Builder     Premier     Builder     Premier
                                   Class       Class       Class       Class       Class       Class       Class       Class
                                  -------     -------     -------     -------     -------     -------     -------     -------
Net Asset Value,
  Beginning of Period ......       $17.77      $17.77      $18.12      $18.13      $18.08      $18.08      $17.80      $17.80
                                  -------     -------     -------     -------     -------     -------     -------     -------
Investment Activities:
  Net investment income ....         0.21        0.23        0.41        0.45        0.51        0.55        0.61        0.66
  Net realized/unrealized
    gains (losses) on
    investments ............         0.02        0.02       (0.22)      (0.23)       0.22        0.23        0.54        0.54
                                  -------     -------     -------     -------     -------     -------     -------     -------
Total from Investment
  Operations ...............         0.23        0.25        0.19        0.22        0.73        0.78        1.15        1.20
                                  -------     -------     -------     -------     -------     -------     -------     -------
Distributions:
  Net investment income ....        (0.21)      (0.23)      (0.41)      (0.45)      (0.51)      (0.55)      (0.61)      (0.66)
  Net realized capital gains           --          --       (0.13)      (0.13)      (0.18)      (0.18)      (0.26)      (0.26)
                                  -------     -------     -------     -------     -------     -------     -------     -------
  Total distributions ......        (0.21)      (0.23)      (0.54)      (0.58)      (0.69)      (0.73)      (0.87)      (0.92)
                                  -------     -------     -------     -------     -------     -------     -------     -------
Net Asset Value,
  End of Period ............       $17.79      $17.79      $17.77      $17.77      $18.12      $18.13      $18.08      $18.08
                                  =======     =======     =======     =======     =======     =======     =======     =======
Total Return (a) ...........         1.31%       1.41%       1.11%       1.29%       4.16%       4.40%       6.62%       6.90%
Ratios/Supplementary Data:
  Net Assets, End of Period
    (in thousands) .........      $51,150     $55,085     $52,222     $56,313     $55,504     $61,048     $56,677     $61,025
  Ratios of Net Investment
    Income to Average
    Net Assets (b) .........         2.43%       2.63%       2.32%       2.55%       2.85%       3.03%       3.44%       3.71%
  Ratios of Expenses to
    Average Net Assets (b) .         1.20%       1.00%       1.18%       0.95%       1.04%       0.86%       1.16%       0.89%
  Ratios of Expenses to
    Average Net Assets* (b)          1.21%       1.01%       1.22%       0.99%       1.05%       0.87%       1.16%       0.89%
  Portfolio Turnover
    Rate (a)(c) ............        20.19%      20.19%     100.38%     100.38%     202.77%     202.77%     213.97%     213.97%

                                     Year Ended              Year Ended
                                 -------------------     -------------------
                                  February 28, 2002       February 28, 2001
                                 -------------------     -------------------
                                 Builder     Premier     Builder     Premier
                                  Class       Class       Class       Class
                                 -------     -------     -------     -------
Net Asset Value,
  Beginning of Period ......      $17.69      $17.69      $16.32      $16.32
                                 -------     -------     -------     -------
Investment Activities:
  Net investment income ....        0.72        0.77        0.73        0.79
  Net realized/unrealized
    gains (losses) on
    investments ............        0.27        0.27        1.37        1.37
                                 -------     -------     -------     -------
Total from Investment
  Operations ...............        0.99        1.04        2.10        2.16
                                 -------     -------     -------     -------
Distributions:
  Net investment income ....       (0.71)      (0.76)      (0.73)      (0.79)
  Net realized capital gains       (0.17)      (0.17)         --          --
                                 -------     -------     -------     -------
  Total distributions ......       (0.88)      (0.93)      (0.73)      (0.79)
                                 -------     -------     -------     -------
Net Asset Value,
  End of Period ............      $17.80      $17.80      $17.69      $17.69
                                 =======     =======     =======     =======
Total Return (a) ...........        5.74%       6.01%      13.15%      13.53%
Ratios/Supplementary Data:
  Net Assets, End of Period
    (in thousands) .........     $54,253     $59,910     $53,937     $60,418
  Ratios of Net Investment
    Income to Average
    Net Assets (b) .........         .04%       4.30%       4.31%       4.65%
  Ratios of Expenses to
    Average Net Assets (b) .        1.14%       0.88%       1.20%       0.86%
  Ratios of Expenses to
    Average Net Assets* (b)         1.14%       0.88%       1.22%       0.88%
  Portfolio Turnover
    Rate (a)(c) ............       98.29%      98.29%     121.96%     121.96%

----------
* The ratio does not include a reduction of expenses for custodian fee credits of cash balances maintained with the custodian, or amounts reimbursed by the Administrator.
(a)   Not annualized for periods less than one year.
(b)   Annualized for periods less than one year.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                          Notes to Financial Statements
                                   (Unaudited)

1. Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      The Fund offers two classes of shares; the Builder Class and the Premier Class. Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

      Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.

2. Significant Accounting Policies:

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates

      Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Security Valuation

      Tax-exempt securities are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining fair value. The methods used by the pricing service and the quality of valuations so established are reviewed by Glickenhaus & Co. (the "Adviser"), under the general supervision of the Trustees of the Fund.

      Securities for which quotations are readily available are stated at fair value using procedures approved by the Trustees of the Fund. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value. Investments in investment companies are reported at their respective net asset values as reported by those companies.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

Security Transactions and Investment Income

      Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

Taxes

      The Fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its tax-exempt and taxable income. Therefore, no federal income tax provision is required.

      In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax.

Distributions and Dividends

      Distributions to shareholders from net investment income are declared daily and paid monthly. The Fund also distributes at least annually substantially all net capital gains, if any, realized from portfolio transactions.

      The amounts of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Determination of Net Asset Value and Allocation of Expenses

      In calculating net asset value per share of each class, investment income and expenses, other than class-specific expenses, are allocated daily to each class of shares based on the value of outstanding shares. Realized and unrealized gains and losses are allocated on relative net assets.

Other

      The Fund maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amounts of interest earned on such uninvested cash balance. There was no effect on net investment income for the period ended August 31, 2005. The Fund could have invested such cash amounts in an income-producing asset if it had not agreed to a reduction of fees or expenses under the expense offset arrangement with the Fund's custodian.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

3. Purchases and Sales of Investment Securities:

      Purchases and sales of investment securities, excluding short-term investments, during the period ended August 31, 2005, amounted to $27,222,115 and $19,169,606, respectively. During the same period, there were no purchases or sales of long-term U.S. Government securities.

4. Advisory Fees and Other Related Party Transactions:

      The Fund retains the Adviser to act as investment adviser pursuant to an Investment Advisory Agreement. As compensation for its advisory services, the Adviser receives a fee computed daily and paid monthly, at the annual rates of 0.40% of the first $100,000,000 of average daily net assets and 0.3333% of any excess over $100,000,000.

      The Adviser has agreed to a reduction of advisory fees to the extent that the Fund's expenses, including the advisory fees, exceed 1.50% of the Fund's average annual net assets. For the period ended August 31, 2005, there was no reduction of advisory fees pursuant to this agreement.

      BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator") and BISYS Fund Services, Inc. ("BISYS"), subsidiaries of The BISYS Group, Inc., serve as the Fund's administrator, transfer agent and fund accountant. BISYS Ohio and BISYS receive compensation for administration and fund accounting services at a rate of 0.15% and 0.03%, respectively, of the average daily net assets of the Fund (subject to certain minimum amounts), including reimbursement for certain expenses incurred. Fees received for transfer agency services are class specific and are based on the number of accounts per class. All fees are accrued daily and paid monthly.

      Under a Compliance Services Agreement between the Fund and BISYS Ohio (the "CCO Agreement"), BISYS Ohio makes an employee available to serve as the Fund's Chief Compliance Officer (the "CCO"). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Fund's compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Fund paid BISYS Ohio $25,000 for the period ended August 31, 2005, plus certain out of pocket expenses. BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

      Certain Officers and Trustees of the Fund are affiliated with the Adviser or the Administrator. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles. Each of the four Trustees who serve both on the Board and the Audit Committee were compensated $2,500 ($26,000 in total) for meeting and retainer fees during the period ended August 31, 2005, and reimbursed for certain expenses.

      At August 31, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                  Net Unrealized
                                                            Tax Unrealized     Tax Unrealized      Appreciation
                                              Tax Cost       Appreciation       Depreciation      (Depreciation)
                                            ------------    --------------     --------------     --------------
The Empire Builder Tax Free Bond Fund       $102,430,916      $4,081,043         $(175,120)         $3,905,923

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

5. Concentration of Credit Risk:

      The Fund invests primarily in debt instruments of municipal issuers in New York State. The issuers' abilities to meet their obligations may be affected by economic developments in New York State or its region.

Investment Advisory Contract Approval (Unaudited)

      The 1940 Act requires that the Board of Trustees of the Fund, including a majority of its Trustees who are not "interested persons" of the Fund, as such term is defined in the 1940 Act (the "Independent Trustees"), voting separately, approve the continuance of the Investment Advisory Agreement of the Fund on an annual basis at a meeting called for that purpose. At a meeting held in person on June 7, 2005 (the "Meeting"), the Trustees met to discuss, among other things, the renewal of the Investment Advisory Agreement with its Adviser, Glickenhaus & Co.

      In considering whether to approve the continuation of the Investment Advisory Agreement, the Trustees reviewed materials provided by the Adviser and Fund counsel, which included, among other things, materials that contained relevant industry averages and a peer group analysis compiled by Lipper Inc. ("Lipper"). The Trustees reviewed contractual advisory fees and total expenses for the Fund as compared to other New York municipal debt funds for year-to-date and over one-, three-, five-year periods and total returns for those same periods. They also reviewed the Statement of Financial Condition of the Adviser. As part of their evaluations, the Independent Trustees held discussions with experienced counsel independent of the Adviser.

      The Trustees evaluated the information presented and considered various factors relevant to the decision whether or not to continue the Investment Advisory Agreement. The Trustees considered all information they deemed reasonably necessary to evaluate the terms thereof, including the following: (i) the Fund's long- and short-term performance compared to that of comparable funds; (ii) the services provided by the Adviser to the Fund and the nature and quality of those services; (iii) the investment performance of the Fund in relation to the composition and risk of the Fund's investment portfolio; (iv) the amount of the investment advisory fees paid by the Fund to the Adviser and the Fund's overall expenses and the level of such fees and expenses on a comparative basis with comparable funds; (v) the extent to which economies of scale would be realized as the Fund grows; and (vi) whether fee levels reflect such economies of scale for the benefit of the shareholders. The Trustees also took note of the expense limitation the Adviser adheres to in order to limit the total expenses of the Fund and the Adviser's commitment to the overall success and continued growth of the Fund. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser.

      The Trustees also considered the comparative performance information from Lipper that was provided in advance of the Meeting. The Trustees noted that the long-term performance of the Fund was relatively strong, although below the median and average performance of a group of New York municipal debt funds selected by Lipper. They further noted that although the Fund's medium- and short-term

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

performance also lagged that of its peers, the Adviser had provided reasons for the performance disparity, including the Adviser's belief that it was prudent to reduce the risk of the Fund by causing the Fund to take a relatively defensive investment approach, which reduced Fund returns. After considering these and other relevant factors, the Trustees concluded that the investment performance of the Fund and the Adviser were satisfactory and supported the renewal of the Investment Advisory Agreement.

      The Trustees also considered the comparative fee and expense information that had been provided to them before the Meeting. The information compared the Fund's advisory fee and total expense ratio to those of other New York municipal debt funds selected by Lipper. The Trustees noted that the Fund's advisory fee was below the median and the average of the comparative fund group. They also noted that the Fund's total expense ratio was higher than the median and average expense ratio of the group. The Trustees considered that the Fund, because it was smaller than most of the funds to which it was being compared, could not take advantage of economies of scale (which can reduce fund expenses) to the same extent as those larger funds. The Trustees also received information from the Adviser about the profit margin to the Adviser from its management of the Fund, and information from Fund counsel regarding court cases in which investment adviser profitability was at issue, in whole or in part. In reviewing the fees payable under the Investment Advisory Agreement, the Trustees also took into account so-called "fallout benefits" to the Adviser, such as the convenience to investors in the Adviser's New York tax exempt unit investment trusts of the availability of the Fund for automatic investment of amounts distributed from the unit investment trusts. They also considered the demands and complexity of the investment management of the Fund, and the fact that profitability could be effected by the salaries paid to persons with an ownership interest in the Adviser. After considering these and other relevant factors, the Trustees concluded that the fees and expenses of the Fund, the costs of the services to be provided and the profits to be realized by the
Adviser and its affiliates from their relationship with the Fund were satisfactory and supported the renewal of the Investment Advisory Agreement.

      In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the scope and quality of in-house research capability of the Adviser. They also considered the business reputation of the Adviser and its financial resources. The Trustees evaluated the procedures and systems of the Adviser that are designed to fulfill the Adviser's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Adviser's Code of Ethics. The Trustees also considered information concerning the policies and procedures of the Adviser with respect to the execution of portfolio transactions. After considering these and other relevant factors, the Trustees concluded that the nature, extent and quality of the services provided by the Adviser were satisfactory and supported the renewal of the Investment Advisory Agreement.

      With considering the extent to which economies of scale would be realized as the Fund grows, the Trustees noted that the advisory fee is currently subject to a breakpoint, and that the advisory fee is subject to further reduction if the Fund's total expenses exceed an expense cap. As noted above, the Trustees also considered that the Fund's small size did not permit it to take advantage of economies of scale to the same extent as other funds. After considering these and other relevant factors, the Trustees concluded that these factors supported the renewal of the Investment Advisory Agreement.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

      Based upon the Trustees' review and consideration of the above stated factors and other matters deemed relevant, the Trustees concluded that the terms of the Investment Advisory Agreement were fair and reasonable. No single factor was considered in isolation or to be determinative of the decision of the Trustees to approve the Investment Advisory Agreement. Rather, the Trustees, including the Independent Trustees, concluded in light of a weighing and balancing of all factors considered that it was in the best interest of the Fund to approve the Investment Advisory Agreement, including the fees to be charged for services thereunder, for an additional one-year period.

Other Information (Unaudited)

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-847-5886; and (ii) on the Securities and Exchange Commission's (the "Commission") website at http://www.sec.gov.

      Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available
(i) without charge, upon request, by calling 1-800-847-5886; and (ii) on the Commission's website at http://www.sec.gov.

      The Fund files complete Schedule of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available without charge on the Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                              [LOGO] EMPIRE BUILDER
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

                              [LOGO] EMPIRE BUILDER
                               TAX FREE BOND FUND
                               Semi-Annual Report
                                 August 31, 2005

                       Investment Adviser and Distributor
                                Glickenhaus & Co.
                                546 Fifth Avenue
                                    7th Floor
                            New York, New York 10036

                                 Fund Accountant
                            BISYS Fund Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                        Transfer Agent and Administrator
                         BISYS Fund Services Ohio, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                    Custodian
                          State Street Bank & Trust Co.
                             800 Pennsylvania Avenue
                                    5th Floor
                        Kansas City, Missouri 64105-1307

                                  Legal Counsel
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

                  Independent Registered Public Accounting Firm
                           PricewaterhouseCoopers LLP
                               100 E. Broad Street
                              Columbus, Ohio 43215

                                Customer Service
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

This report is submitted for the information of the shareholders of The Empire Builder Tax Free Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, obtainable from an investment dealer, which includes information regarding the Fund's objectives and policies, record, management, sales commission and other data.

534821

Item 2. Code of Ethics.

Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)

Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 The Empire Builder Tax Free Bond Fund

By (Signature and Title)*    /s/ Aaron J. Masek
                                 --------------------------
                                 Aaron J. Masek, Treasurer

Date October 28, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Seth M. Glickenhaus
                                 --------------------------
                             Seth M. Glickenhaus, President

Date October 28, 2005

By (Signature and Title)*    /s/ Aaron J. Masek
                                 --------------------------
                                 Aaron J. Masek, Treasurer

Date October 28, 2005

* Print the name and title of each signing officer under his or her signature.